Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000232947 | U.S. Treasury Notes,08/15/2030,0.625,
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232947 | U.S. Treasury Notes,11/15/2030,0.875,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000232947 | U.S. Treasury Notes,05/15/2030,0.625,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232947 | U.S. Treasury Bonds,11/15/2040,1.375,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232947 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.05,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232947 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.09,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232947 | U.S. Treasury Bonds,05/15/2040,1.125,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232947 | PRPM Trust,07/25/2070,5.8269996,M1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232947 | Government
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000232947 | Agency
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000232947 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000232947 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232947 | A
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000232947 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000232947 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232947 | B
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232947 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232947 | Unrated Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232947 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232947 | Other Sec
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000232947 | US Government and Agency Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000232947 | US Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000232947 | US Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000232947 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232947 | Asset Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000232947 | Foreign Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232947 | Non-Agency Commercial Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232947 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232947 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232947 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232947 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232947 | Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232948 | Meta Platforms, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000232948 | Linde plc,,0,
Holdings [Line Items]
Percent of Total Investments	4.00%
C000232948 | Alphabet, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000232948 | Alphabet, Inc.,,0,C
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232948 | Walmart, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232948 | Costco Wholesale Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232948 | Procter & Gamble Co. (The),,0,
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232948 | Welltower, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232948 | Prologis, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232948 | Netflix, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232948 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232948 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000232948 | Materials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000232948 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000232948 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000232948 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232948 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241667 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.05,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241667 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.09,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241667 | BANK5,07/15/2056,6.6560004,A3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241667 | FNMA,05/01/2030,4.78,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241667 | FNMA,06/01/2029,4.93,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241667 | FHLMC Multifamily Structured Pass-Through Certificates,01/25/2029,5.4,A2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | FNMA,04/01/2029,4.82,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | FHLMC, Multifamily Structured Pass-Through Certificates,01/25/2029,3.69,A2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | ACRES LLC,08/18/2040,5.7548412,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241667 | GPMT Ltd.,12/15/2036,5.5999188,A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241667 | Agency
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000241667 | AAA
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000241667 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241667 | A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241667 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241667 | Other Sec
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000241667 | US Government and Agency Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000241667 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241667 | Non-Agency Commercial Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000241667 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000241667 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241668 | FNMA/FHLMC UMBS, 30 Year, Single Family,10/25/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241668 | FNMA UMBS,09/01/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241668 | FHLMC UMBS,01/01/2055,5,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241668 | FNMA UMBS,02/01/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241668 | FHLMC UMBS,02/01/2052,2,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241668 | FNMA UMBS,09/01/2051,2,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241668 | FNMA/FHLMC UMBS, 30 Year, Single Family,10/25/2055,2.5,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241668 | FNMA UMBS,07/01/2052,2.5,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241668 | FNMA/FHLMC UMBS, 30 Year, Single Family,10/25/2055,3,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241668 | FHLMC UMBS,04/01/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241668 | Government
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241668 | Agency
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000241668 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241668 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241668 | A
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241668 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000241668 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241668 | Other Sec
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000241668 | US Government and Agency Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000241668 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000241668 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247709 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.05,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247709 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.09,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247709 | U.S. Treasury Bills,11/06/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000247709 | U.S. Treasury Bills,11/13/2025,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000247709 | Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000247709 | Cash
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000247709 | Commodity_Energy
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000247709 | Commodity_Agriculture
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000247709 | Commodity_Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000247709 | Commodity_Livestock
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000247709 | Commodity_Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000247710 | EchoStar Corp.,,0,A
Holdings [Line Items]
Percent of Total Investments	0.60%
C000247710 | Dick's Sporting Goods, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247710 | Warner Bros Discovery, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247710 | Western Digital Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Micron Technology, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | United Natural Foods, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Intel Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Macy's, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Lam Research Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Lumen Technologies, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Other Sect
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247710 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247710 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247710 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247710 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247710 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000247710 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247710 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000247710 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000247710 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000247710 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000247710 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247710 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000255273 | Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class,,4.05,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255273 | JPMorgan U.S. Government Money Market Fund - Class IM,,4.09,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255273 | Bain Capital Credit CLO,07/19/2031,7.2754884,DR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255273 | Verus Securitization Trust,06/25/2070,7.0580016,B1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255273 | Verus Securitization Trust,07/25/2070,6.8659992,B1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255273 | Verus Securitization Trust,11/25/2069,6.8450004,B1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255273 | Verus Securitization Trust,03/25/2070,6.966,B1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255273 | OBX Trust,10/25/2064,6.1719984,M1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255273 | OBX Trust,11/25/2064,6.6480012,M1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255273 | Verus Securitization Trust,01/25/2070,7.0089984,B1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255273 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255273 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000255273 | Below Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000255273 | Unrated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255273 | Other Sec
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000255273 | US Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000255273 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000255273 | Asset Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255273 | Foreign Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255273 | Non-Agency Commercial Mortgage Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000255273 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255273 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000255273 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000257761 | EWC Master Issuer LLC,03/15/2052,5.5,A2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000257761 | Lunar Structured Aircraft Portfolio Notes,10/15/2046,3.432,B
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257761 | Sabey Data Center Issuer LLC,04/20/2050,5.966,A2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257761 | Carvana Auto Receivables Trust,06/10/2027,1.6,C
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257761 | Cherry Securitization Trust,04/15/2032,5.7,A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257761 | Affirm Asset Securitization Trust,09/15/2029,4.62,A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257761 | Upstart Securitization Trust,09/20/2035,5.02,B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257761 | Upstart Securitization Trust,09/20/2035,5.43,C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257761 | QTS Issuer ABS II LLC,10/05/2055,5.778,B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257761 | Castlelake Aircraft Structured Trust,02/15/2050,6.504,B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257761 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000257761 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000257761 | A
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000257761 | BBB
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000257761 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257761 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%